Master Trust Investments - Schedule of Master Trust Net Assets (Details) - EBP 004 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Master Trust Balances
EBP, Master Trust [Line Items]
Net assets	$ 830,885,452	$ 766,511,407
Master Trust Balances | Collective trusts
EBP, Master Trust [Line Items]
Net assets	734,736,237	512,053,624
Master Trust Balances | Ingredion common stock
EBP, Master Trust [Line Items]
Net assets	19,688,733	25,611,171
Master Trust Balances | Mutual funds
EBP, Master Trust [Line Items]
Net assets	75,155,264	228,439,096
Master Trust Balances | Money market mutual funds
EBP, Master Trust [Line Items]
Net assets	1,305,218	407,516
Plan's Interest in Master Trust Balances
EBP, Master Trust [Line Items]
Net assets	133,597,162	124,893,246
Plan's Interest in Master Trust Balances | Collective trusts
EBP, Master Trust [Line Items]
Net assets	115,648,769	90,489,570
Plan's Interest in Master Trust Balances | Ingredion common stock
EBP, Master Trust [Line Items]
Net assets	3,824,662	5,537,596
Plan's Interest in Master Trust Balances | Mutual funds
EBP, Master Trust [Line Items]
Net assets	13,742,105	28,729,594
Plan's Interest in Master Trust Balances | Money market mutual funds
EBP, Master Trust [Line Items]
Net assets	$ 381,626	$ 136,486